Income Tax Expense - Additional Information (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Statement [Line Items]
ApplicableTaxRate	16.50%
Unused tax losses for which no deferred tax asset recognised	$ 36,232	$ 14,444
Hongkong [member] | First Tier Profit Regime [Member]
Statement [Line Items]
Accounting profit	$ 2,000
ApplicableTaxRate	8.25%
Hongkong [member] | Second Tier Profit Regime [Member]
Statement [Line Items]
Accounting profit	$ 2,000
ApplicableTaxRate	16.50%
Hongkong [member] | Not Qualifying For The TwoTiered Profits Tax Rates Regime [Member]
Statement [Line Items]
ApplicableTaxRate	16.50%
Singapore CIT [Member]
Statement [Line Items]
Accounting profit	$ 0	$ 0	$ 0
ApplicableTaxRate	17.00%